Consolidated Statements of Earnings (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Product sales	$ 49,530	$ 32,854	$ 17,491
Less: royalties	(7,232)	(2,797)	(598)
Revenue	42,298	30,057	16,893
Expenses
Production	8,712	7,152	6,280
Transportation, blending and feedstock	9,973	6,604	4,498
Depletion, depreciation and amortization	7,353	5,724	6,046
Administration	415	366	391
Share-based compensation	804	514	(82)
Asset retirement obligation accretion	281	185	205
Interest and other financing expense	549	711	756
Risk management activities	(35)	36	(7)
Foreign exchange loss (gain)	738	(127)	(275)
Gain on acquisitions	0	(478)	(217)
Income from North West Redwater Partnership	0	(400)	0
(Gain) loss from investments	(196)	(141)	171
Total expenses	28,594	20,146	17,766
Earnings (loss) before taxes	13,704	9,911	(873)
Current income tax expense (recovery)	2,906	1,848	(257)
Deferred income tax (recovery) expense	(139)	399	(181)
Net earnings (loss)	$ 10,937	$ 7,664	$ (435)
Net earnings (loss) per common share
Basic earnings per share (in CAD per share)	$ 9.64	$ 6.49	$ (0.37)
Diluted earnings per share (in CAD per share)	$ 9.52	$ 6.46	$ (0.37)